Share-based compensation (Details)											12 Months Ended
	Oct. 31, 2018 shares	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	May 09, 2018 USD ($) shares	May 09, 2018 CNY (¥) ¥ / shares shares	Apr. 30, 2018 shares	Oct. 11, 2017 shares	May 03, 2016 shares	Jun. 29, 2015 shares	Jan. 25, 2015 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥)
Share-based compensation
Number of shares granted | shares	475,000			40,000,000	40,000,000	841,054	16,616,000	7,425,000	630,000	13,843,645	41,316,054	41,316,054
Expiration period (in years)											10 years	10 years
Exercise price (in dollars per share)					¥ 4.75
Share-based compensation expense		$ 1,332,770	¥ 9,163,461	$ 2,357,666	¥ 16,210,135						$ 24,992,580	¥ 171,836,485	¥ 74,009,575	¥ 37,893,996
Service period (in years)				5 years	5 years
Weighted-average grant date fair value of the options												¥ 13.08	¥ 16.69
Minimum
Share-based compensation
Vesting period (in years)											3 years	3 years
Exercise price (in dollars per share)												¥ 25.42
Maximum
Share-based compensation
Vesting period (in years)											4 years	4 years
Exercise price (in dollars per share)												¥ 30.27